UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3695

Waddell & Reed Advisors New Concepts Fund, Inc.
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: March 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss. 239.24 and 274.5 of this chapter) to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under that Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Advisors New Concepts Fund
March 31, 2005
COMMON STOCKS	Shares	Value

Aircraft - 1.49%
L-3 Communications Holdings, Inc.	259,000	$18,394,180

Banks - 5.08%
Northern Trust Corporation	533,000	23,188,165
Southwest Bancorporation of Texas, Inc.	415,000	7,586,200
Synovus Financial Corp.	1,139,000	31,732,540
		62,506,905
Beverages - 2.64%
Brown-Forman Corporation, Class B	259,750	14,221,313
Coca-Cola Enterprises Inc.	889,000	18,242,280
		32,463,593
Broadcasting - 1.08%
Cox Radio, Inc., Class A*	793,700	13,342,097

Business Equipment and Services - 5.81%
Cintas Corporation	432,000	17,861,040
Lamar Advertising Company*	772,500	31,120,163
Stericycle, Inc.*	511,210	22,592,926
		71,574,129
Capital Equipment - 2.10%
IDEX Corporation	639,450	25,801,807

Communications Equipment - 1.04%
Juniper Networks, Inc.*	582,500	12,852,862

Computers - Micro - 4.37%
Apple Computer, Inc. (A)*	1,153,900	48,175,325
Sun Microsystems, Inc.*	1,401,000	5,653,035
		53,828,360
Computers - Peripherals - 2.66%
EMC Corporation*	1,385,000	17,063,200
Mercury Interactive Corporation*	331,700	15,704,337
		32,767,537
Cosmetics and Toiletries - 2.64%
Estee Lauder Companies Inc. (The), Class A	723,400	32,538,532

Electrical Equipment - 1.80%
Molex Incorporated	282,000	7,440,570
Molex Incorporated, Class A	621,600	14,654,220
		22,094,790
Electronic Components - 6.64%
Analog Devices, Inc.	303,000	10,950,420
Broadcom Corporation, Class A*	511,000	15,327,445
Microchip Technology Incorporated	746,100	19,379,948
Network Appliance, Inc.*	1,193,900	33,023,274
Semtech Corporation*	169,000	3,016,650
		81,697,737
Electronic Instruments - 1.59%
Lam Research Corporation*	679,000	19,599,335

Food and Related - 1.64%
Hershey Foods Corporation	334,300	20,211,778

Health Care - Drugs - 7.81%
Allergan, Inc.	413,000	28,691,110
Cephalon, Inc.*	325,100	15,222,807
Eyetech Pharmaceuticals, Inc.*	205,000	5,636,475
Forest Laboratories, Inc.*	152,600	5,638,570
Gilead Sciences, Inc.*	550,800	19,715,886
ICOS Corporation*	509,000	11,399,055
Neurocrine Biosciences, Inc.*	258,400	9,824,368
		96,128,271
Health Care - General - 6.07%
Biomet, Inc.	695,100	25,256,458
Gen-Probe Incorporated*	166,900	7,460,430
Kyphon Inc.*	511,500	12,851,438
Schein (Henry), Inc.*	816,600	29,217,948
		74,786,274
Hospital Supply and Management - 7.58%
Bard (C. R.), Inc.	663,000	45,137,040
Health Management Associates, Inc., Class A	722,500	18,915,050
Laboratory Corporation of America Holdings*	607,100	29,262,220
		93,314,310
Hotels and Gaming - 2.25%
Orient-Express Hotels Ltd.	162,800	4,249,080
Starwood Hotels & Resorts Worldwide, Inc.	390,000	23,411,700
		27,660,780
Metal Fabrication - 2.51%
Fastenal Company	558,400	30,879,520

Motor Vehicles - 1.14%
Harley-Davidson, Inc.	242,000	13,977,920

Multiple Industry - 1.16%
AXIS Capital Holdings Limited	530,000	14,331,200

Petroleum - Domestic - 1.16%
XTO Energy Inc. (A)	433,333	14,230,667

Petroleum - International - 3.73%
Burlington Resources Inc. (A)	618,800	30,983,316
Noble Energy, Inc. (A)	219,900	14,957,598
		45,940,914
Petroleum - Services - 0.53%
Smith International, Inc. (A)*	104,000	6,523,920

Publishing - 4.29%
Getty Images, Inc.*	567,800	40,376,258
Meredith Corporation	267,000	12,482,250
		52,858,508
Retail - Food Stores - 0.47%
Longs Drug Stores Corporation	168,000	5,748,960

Retail - General Merchandise - 1.32%
Nordstrom, Inc.	294,250	16,295,565

Security and Commodity Brokers - 4.77%
Ameritrade Holding Corporation*	1,559,000	15,932,980
Chicago Mercantile Exchange Holdings Inc.	143,100	27,765,693
Prudential Financial, Inc.	262,321	15,057,225
		58,755,898
Timesharing and Software - 10.69%
Alliance Data Systems Corporation*	897,250	36,248,900
eBay Inc.*	996,000	37,105,980
Global Payments Inc.	248,500	16,025,765
Paychex, Inc.	822,000	27,010,920
Total System Services, Inc.	609,400	15,228,906
		131,620,471
Trucking and Shipping - 1.59%
C.H. Robinson Worldwide, Inc.	380,100	19,573,249

TOTAL COMMON STOCKS - 97.65%		$1,202,300,069

(Cost: $855,096,322)

PUT OPTIONS - 0.00%	Number of Contracts

Burlington Resources Inc., April 43,
Expires 4-16-05	6,188	17,945
Noble Energy, Inc., April 58.5,
Expires 4-16-05	2,199	242
Smith International, Inc., April 57.5,
Expires 4-16-05	1,040	15,662
XTO Energy Inc., April 27.375,
Expires 4-16-05	3,250	6,175
(Cost: $1,125,061)		$40,024

SHORT-TERM SECURITIES	Principal Amount in Thousands

Commercial Paper
Cosmetics and Toiletries - 0.45%
Gillette Company (The),
2.81%, 4-1-05	$5,584	5,584,000

Finance Companies - 0.32%
USAA Capital Corp.,
2.76%, 4-6-05	4,000	3,998,467

Multiple Industry - 0.41%
Detroit Edison Co.,
2.85%, 4-6-05	5,000	4,998,021

Utilities - Telephone - 0.41%
SBC Communications Inc.,
2.7%, 4-5-05	5,000	4,998,500

Total Commercial Paper - 1.59%		19,578,988

Municipal Obligations - 0.76%
Maryland
      Mayor and City Council of Baltimore (City of Baltimore,
           Maryland), General Obligation Bonds, Consolidated
           Public Improvement Bonds, Series 2003D (Variable Rate
Demand/Taxable), (Financial Security Assurance Inc.),
2.85%, 4-7-05	5,000	5,000,000
      Mayor and City Council of Baltimore (City of Baltimore,
           Maryland), General Obligation Bonds, Consolidated
           Public Improvement Refunding Bonds, Series 2003C
           (Variable Rate Demand/Taxable), (Financial Security
Assurance Inc.),
2.85%, 4-7-05	4,290	4,290,000
		9,290,000

TOTAL SHORT-TERM SECURITIES - 2.35%		$28,868,988

(Cost: $28,868,988)

TOTAL INVESTMENT SECURITIES - 100.00%		$1,231,209,081

(Cost: $885,090,371)

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
(A)Securities serve as cover for the following written call options outstanding as of March 31, 2005:

Underlying Security	Contracts Subject to Call	Expiration Month/ Exercise Price	Premium Received	Market Value

Apple Computer, Inc.	3,000	April/45	$240,067	$225,000
	3,000	April/47.5	163,646	90,000
Burlington Resources Inc.	6,188	April/51.5	247,520	462,862
Noble Energy, Inc.	2,199	April/69	70,368	207,630
Smith International, Inc.	1,040	April/68	67,080	6,146
XTO Energy Inc.	3,250	April/33.375	118,625	314,323
			$907,306	$1,305,961

ITEM 2. CONTROLS AND PROCEDURES.
(a)	The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors New Concepts Fund, Inc.
(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Secretary

Date May 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, President and Principal Executive Officer

Date May 31, 2005

By	/s/Theodore W. Howard
Theodore W. Howard, Treasurer and Principal Financial Officer

Date May 31, 2005